Shareholders’ Equity (Details)									1 Months Ended																							12 Months Ended
	Nov. 12, 2020 $ / shares shares	Nov. 12, 2020 ₪ / shares shares	Oct. 02, 2020 USD ($) $ / shares shares	Jun. 09, 2020 USD ($) $ / shares shares	Jun. 09, 2020 $ / shares ₪ / shares	May 10, 2020	Jul. 02, 2019 USD ($) shares	May 04, 2017 shares	Dec. 30, 2020 USD ($) $ / shares shares	Aug. 19, 2020 $ / shares shares	Aug. 19, 2020 ₪ / shares shares	Jul. 16, 2020 $ / shares shares	Jul. 16, 2020 ₪ / shares shares	Jun. 30, 2020 shares	May 19, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Sep. 23, 2019 $ / shares shares	Sep. 23, 2019 ₪ / shares shares	Jul. 17, 2019	Mar. 20, 2019 $ / shares	Mar. 20, 2019 ₪ / shares	Mar. 19, 2019 USD ($) $ / shares shares	Jan. 27, 2019	Jun. 25, 2018 USD ($) shares	Jun. 18, 2018 $ / shares shares	Jun. 18, 2018 ₪ / shares shares	Apr. 23, 2018	Mar. 25, 2018	Feb. 14, 2018 USD ($) shares	Sep. 23, 2017	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Mar. 12, 2020 shares	Dec. 31, 2016 ₪ / shares
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares	100,000	100,000
General and administrative expenses (in Dollars) | $																																$ 3,005,000		$ 3,469,000		$ 3,696,000
Research and development expenses (in Dollars) | $																																8,563,000		10,210,000		8,638,000
Exercise price per share | ₪ / shares		₪ 33
Options vesting term	The options vest equally over eight quarters until fully vested on October 1, 2022.	The options vest equally over eight quarters until fully vested on October 1, 2022.								The options vest over 12 quarters until fully vested on June 30, 2023.	The options vest over 12 quarters until fully vested on June 30, 2023.
Unrecognized compensation cost (in Dollars) | $																																$ 1,088,000		1,638,000		$ 2,040,000
Service Providers Options Nine [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																												the Company granted options to service provider to purchase a total of 500,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.86 per share at the grant date). The options vested equally over a period of 4 quarters ending January 1, 2019. The Company recorded in its 2018 statement of comprehensive loss an expense of $78 in respect of such grant, included in general and administrative expenses.
Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																											the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). The options vested as to one third of the options after one year and balance of the remaining options vest equally over eight quarters until fully vested on March 31, 2021. On March 20, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 per share (approximately $0.56 per share).
Service Providers Options [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																								the Company granted to an intermediator in its private placement 104,268 Series F-1 warrants to purchase 104,268 Ordinary Shares at an exercise price of USD $0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the related compensation costs were recorded in equity with no impact on the statement of comprehensive loss. On June 30, 2020 the outstanding balance of Series F-1 warrants in a total of 104,268 fully expired
Service Providers Options Twelve [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																			the Company granted options to service provider to purchase a total of 25,000 Ordinary Shares at an exercise price of NIS 1.95 per share (approximately $0.56 per share at the grant date). The options vest equally over eight quarters until fully vested on March 31, 2021.
Service Providers Options Five [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants and options, description																														the Company approved a modification of the exercise price of options held by Magna’s employees, previously granted on August 27, 2017, from NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share.
Shares and Options to Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Total unrecognized compensation cost (in Dollars) | $																																		$ 6,245,000	$ 6,245,000
Service Providers Options [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued to service provider							130,342																						25,000			575,000
General and administrative expenses (in Dollars) | $							$ 50,000																						$ 19,000			$ 124,000
Weighted average volatility																																95.70%
Risk free interest rates																																0.51%
Dividend yields																																0.00%
Weighted average life of the options, description																																weighted average life of the options of one – 2.6 years.
Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Private placements gross amount (in Dollars) | $																															$ 6,835,000
Issuance of ordinary shares																															15,050,032
Share price | $ / shares																															$ 0.45
Agreement, description						the Company raised $350 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 700,000 ADSs (3,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $321, net of issuance expenses.																	the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). Pursuant to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of $1,000 at a price per share of NIS 3 (approximately $1.23 per share).
Private Placement [Member] | Series A warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants to purchase ordinary shares																															12,022,835
Private Placement [Member] | Series B Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Share price | ₪ / shares																																							₪ 0.93
Warrants to purchase ordinary shares																															13,565,691
Options to purchase ordinary shares														11,781,552
Warrants outstanding																																		104,268	104,268
Private Placement [Member] | Series E Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Price per warrant | ₪ / shares																																							1.24
Warrants to purchase ordinary shares																															3,178,557
Options to purchase ordinary shares								2,687,197
Private Placement [Member] | Warrants G [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants outstanding																																				1,001,665
Private Placement [Member] | Warrants F [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants outstanding														18,917,985
Private Placement [Member] | Warrants F 1 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants outstanding																								67,679
Net proceeds form private placement (in Dollars) | $																								$ 11,208,220
Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Issuance of ordinary shares			21,855,655	32,000,000					31,325,315						41,666,670	26,500,000						20,500,000
Net of issuance expenses (in Dollars) | $			$ 7,752,000	$ 5,816,000					$ 24,026,000						$ 4,498,000	$ 2,294,000						$ 5,521,000
Public Offering [Member] | ADS [Member]
Shareholders’ Equity (Details) [Line Items]
Gross proceeds from public offering (in Dollars) | $																																					$ 11,645,000
Public Offering [Member] | ADS [Member]
Shareholders’ Equity (Details) [Line Items]
Issuance of ordinary shares			4,371,131	6,400,000					6,265,063						8,333,334	5,300,000						4,100,000
Share price | $ / shares			$ 1.85	$ 1.00	$ 1.00				$ 4.15						$ 0.60	$ 0.50						$ 1.50
Gross proceeds from public offering (in Dollars) | $			$ 8,085,000	$ 6,400,000					$ 26,000,000						$ 5,000,000	$ 2,650,000						$ 6,150,000
Private Placement Two [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock, description																																					The Company issued a total of 21,027,690 Ordinary Shares (average of NIS 2.01 per share, approximately average of $0.55 per share), and a total of 19,520,514 Series F warrants and 1,051,665 Series G warrants at an exercise price of $0.80 and $0.95, respectively, to purchase 1 Ordinary Share for every share purchased in the private placement agreements. After deducting closing costs and fees, the Company received net proceeds of approximately $10,745.
Private Placement Three [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock, description																								the Company raised $12,351 in gross proceeds through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24-month anniversary of the date of issuance.
Chief Financial Officer [Member]
Shareholders’ Equity (Details) [Line Items]
General and administrative expenses (in Dollars) | $																																$ 16,000		$ 37,000
Research and development expenses (in Dollars) | $																																$ 51,000
Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																																1,000,000		2,575,000		2,640,000
General and administrative expenses (in Dollars) | $																																$ 33,000
Warrants and options, description												the Company granted to Magna’s employees additional options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022.	the Company granted to Magna’s employees additional options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022.
Exercise price per share | (per share)																				$ 0.54	₪ 5											$ 0.46		$ 0.54	$ 1.95	$ 1.06
Options granted shares																																						3,194,205
Employees [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																																	₪ 0.787
Employees [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																																	1.95
Chief Operating Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares	$ 390
Percentage of capital on fully diluted basis																																15.00%
Board of Directors Chairman [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																									100,000	100,000
Exercise price per share | (per share)																				$ 1.05	₪ 3.78				$ 1.06	₪ 3.78
Unrecognized compensation cost (in Dollars) | $																																$ 1,723,000
Weighted-average period term																																2 years 76 days
Description of options granted																				The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.	The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.															One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021.
Four Members of Board of Directors Options [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																	300,000	300,000
Exercise price per share | (per share)																	$ 0.56	₪ 1.95
Options vesting term																	The options vest over 12 quarters until fully vested.	The options vest over 12 quarters until fully vested.
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares												4,113,000	4,113,000
Options granted shares												2,150,000	2,150,000
Senior officers [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares				3,650,000
General and administrative expenses (in Dollars) | $				$ 108,000
Options vesting term				The options vest over 12 quarters until fully vested on March 31, 2023.
Senior officers [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)				$ 0.23	$ 0.787
Senior officers [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares				0.31
Senior officers [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)				$ 0.38	$ 1.33
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares												300,000	300,000
General and administrative expenses (in Dollars) | $																																$ 292,000
Options vesting term												The options vest over 12 quarters until fully vested on December 31, 2022.	The options vest over 12 quarters until fully vested on December 31, 2022.
Board of Directors [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | (per share)												$ 0.23	₪ 0.787
Board of Directors [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares												0.31
Board of Directors [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares												$ 0.38
Vice President [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares										700,000	700,000	700,000	700,000
General and administrative expenses (in Dollars) | $																																$ 11,000
Vice President [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares											₪ 0.986
Vice President [Member] | One third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares										$ 0.29
Vice President [Member] | Second third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares										0.31
Vice President [Member] | Last third of options [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | $ / shares										$ 0.38
Employees One [Member]
Shareholders’ Equity (Details) [Line Items]
Options to purchase ordinary shares																																2,815,000
Exercise price per share | $ / shares																																$ 0.36
Employees One [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																																	0.787
Employees One [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share | ₪ / shares																																	₪ 1.95
Eye-net’s employees [Member]
Shareholders’ Equity (Details) [Line Items]
Description of options granted										the Company’s subsidiary, Eye-net, granted options to purchase 8,700 Ordinary Shares of Eye-net to its employees at an exercise price of $100 per share. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $74, in respect of such grant.	the Company’s subsidiary, Eye-net, granted options to purchase 8,700 Ordinary Shares of Eye-net to its employees at an exercise price of $100 per share. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $74, in respect of such grant.
Series E Warrants [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Price per warrant | (per share)																															$ 0.93								₪ 1.75